Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Income Taxes [Line Items]
Effective income tax rates	(15.00%)	34.00%	(487.00%)	29.00%	595.00%
Variation of effective tax rate from federal statutory tax rate	35.00%	35.00%	35.00%
Deferred tax assets valuation allowance			$ 128,844,000	$ 85,685,000
Operating Loss Carryforward Federal			125,443,000
Operating Loss Carryforward State			90,000,000
Accrued interest and Penalties Related to uncertain tax positions			2,000,000
Unrecognized tax benefits that will impact tax rate if recognized			53,000,000
Increase in valuation allowance	11,000,000
Pre-tax loss	(82,416,000)	(5,301,000)	(8,725,000)	(144,245,000)	2,620,000
Valuation allowance			129,000,000
Deferred tax assets, related to federal and state net operating losses	11,000,000		215,443,000	209,548,000
Federal And State
Income Taxes [Line Items]
Deferred tax assets valuation allowance			44,000,000
Federal and state operating loss carryforwards			85,000,000
Federal minimum tax credit carryforwards			$ 1,000,000
Minimum
Income Taxes [Line Items]
Operating loss carryforward expiration year			2013
Maximum
Income Taxes [Line Items]
Operating loss carryforward expiration year			2032